Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated other Comprehensive Loss	Equity attributable to Jiuzi Holdings, Inc.	Non Controlling Interest	Total
Balance at Oct. 31, 2024	$ 21,472	$ 86,169,229	$ 891,439	$ (77,793,056)	$ (871,526)	$ 8,417,558		$ 8,417,558
Balance (in Shares) at Oct. 31, 2024	2,753
Net loss				(675,742)		(675,742)		(675,742)
Disposition of discontinued operation			(891,439)	891,439
Foreign currency translation adjustment					(188,218)	(188,218)		(188,218)
Balance at Apr. 30, 2025	$ 21,472	86,169,229		(77,577,359)	(1,059,744)	7,553,598		7,553,598
Balance (in Shares) at Apr. 30, 2025	2,753
Balance at Oct. 31, 2025	$ 97,951	102,026,051	891,439	(87,984,114)	(977,377)	14,053,950		14,053,950
Balance (in Shares) at Oct. 31, 2025	12,558
Shares issued for services/compensation/expenses	$ 655,200	7,072,800				7,728,000		7,728,000
Shares issued for services/compensation/expenses (in Shares)	84,000
Shares issued for cash or subscription receivables	$ 126,352	3,373,634				3,499,986		3,499,986
Shares issued for cash or subscription receivables (in Shares)	16,199
Shares issued for digital assets	$ 3,120,000	56,880,000				60,000,000		60,000,000
Shares issued for digital assets (in Shares)	400,000
Net loss				(13,248,423)		(13,248,423)	(13,248,423)	(13,248,423)
Disposition of discontinued operation			(891,439)	891,439
Foreign currency translation adjustment					62,180	62,180		62,180
Balance at Apr. 30, 2026	$ 3,999,503	$ 169,352,485		$ (100,341,098)	$ (915,197)	$ 72,095,693		$ 72,095,693
Balance (in Shares) at Apr. 30, 2026	512,757